GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.3%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.8%
-----------------------------------------------------------------------
Interpublic Group of Cos., Inc.                65,000      $  1,908,400
-----------------------------------------------------------------------
                                                           $  1,908,400
-----------------------------------------------------------------------
Aerospace and Defense -- 3.3%
-----------------------------------------------------------------------
General Dynamics Corp.                         45,000      $  3,501,450
Northrop Grumman Corp.                         30,000         2,407,800
United Technologies Corp.                      25,000         1,832,750
-----------------------------------------------------------------------
                                                           $  7,742,000
-----------------------------------------------------------------------
Agricultural Equipment -- 0.5%
-----------------------------------------------------------------------
Deere & Co.                                    30,000      $  1,135,500
-----------------------------------------------------------------------
                                                           $  1,135,500
-----------------------------------------------------------------------
Agricultural Services -- 1.7%
-----------------------------------------------------------------------
Monsanto Co.                                  110,000      $  4,075,500
-----------------------------------------------------------------------
                                                           $  4,075,500
-----------------------------------------------------------------------
Auto Parts and Equipment -- 0.5%
-----------------------------------------------------------------------
Delphi Automotive Systems Corp.                80,000      $  1,272,000
-----------------------------------------------------------------------
                                                           $  1,272,000
-----------------------------------------------------------------------
Banks -- 5.6%
-----------------------------------------------------------------------
FleetBoston Financial Corp.                    65,000      $  2,564,250
Golden State Bancorp, Inc.                     75,000         2,310,000
Mellon Financial Corp.                         80,000         3,575,200
TCF Financial Corp.                            65,000         3,010,150
Wells Fargo & Co.                              40,000         1,837,200
-----------------------------------------------------------------------
                                                           $ 13,296,800
-----------------------------------------------------------------------
Batteries -- 0.5%
-----------------------------------------------------------------------
Rayovac Corp.(1)                               60,000      $  1,278,000
-----------------------------------------------------------------------
                                                           $  1,278,000
-----------------------------------------------------------------------
Beverages -- 0.6%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      35,000      $  1,443,750
-----------------------------------------------------------------------
                                                           $  1,443,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Chemicals -- 2.8%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.               70,000      $  3,202,500
Dow Chemical Co. (The)                         70,000         2,327,500
Solutia, Inc.                                  80,000         1,052,000
-----------------------------------------------------------------------
                                                           $  6,582,000
-----------------------------------------------------------------------
Commercial Services -- 0.5%
-----------------------------------------------------------------------
ServiceMaster Co.                             100,000      $  1,200,000
-----------------------------------------------------------------------
                                                           $  1,200,000
-----------------------------------------------------------------------
Communications Equipment -- 0.4%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(1)             65,000      $  1,047,150
-----------------------------------------------------------------------
                                                           $  1,047,150
-----------------------------------------------------------------------
Communications Services -- 2.5%
-----------------------------------------------------------------------
BellSouth Corp.                                60,000      $  2,416,200
SBC Communications, Inc.                       90,000         3,605,400
-----------------------------------------------------------------------
                                                           $  6,021,600
-----------------------------------------------------------------------
Computer Software -- 0.8%
-----------------------------------------------------------------------
Computer Associates International, Inc.        50,000      $  1,800,000
-----------------------------------------------------------------------
                                                           $  1,800,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.4%
-----------------------------------------------------------------------
International Business Machines Corp.          50,000      $  5,650,000
-----------------------------------------------------------------------
                                                           $  5,650,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.4%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          100,000      $  5,590,000
-----------------------------------------------------------------------
                                                           $  5,590,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           40,000      $  1,532,000
-----------------------------------------------------------------------
                                                           $  1,532,000
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 0.7%
-----------------------------------------------------------------------
Actuant Corp., Class A(1)                      50,000      $    822,500
Regal-Beloit Corp.                             45,000           941,400
-----------------------------------------------------------------------
                                                           $  1,763,900
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Drugs -- 3.3%
-----------------------------------------------------------------------
Mylan Laboratories, Inc.                      110,000      $  3,094,300
Watson Pharmaceuticals, Inc.(1)                75,000         4,622,250
-----------------------------------------------------------------------
                                                           $  7,716,550
-----------------------------------------------------------------------
Electric and Natural Gas Utility -- 4.0%
-----------------------------------------------------------------------
El Paso Corp.                                 100,000      $  5,254,000
Nisource, Inc.                                150,000         4,099,500
-----------------------------------------------------------------------
                                                           $  9,353,500
-----------------------------------------------------------------------
Electric Utilities -- 6.7%
-----------------------------------------------------------------------
Allegheny Energy, Inc.                         30,000      $  1,445,400
Cleco Corp.                                    90,000         2,047,500
DTE Energy Co.                                 45,000         2,089,350
Duke Energy Corp.                             105,000         4,101,300
Exelon Corp.                                   75,000         4,809,000
Public Service Enterprise Group, Inc.          25,000         1,222,500
-----------------------------------------------------------------------
                                                           $ 15,715,050
-----------------------------------------------------------------------
Electronic Manufacturing and Services -- 0.7%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                              125,000      $  1,673,750
-----------------------------------------------------------------------
                                                           $  1,673,750
-----------------------------------------------------------------------
Financial - Miscellaneous -- 2.1%
-----------------------------------------------------------------------
Federal National Mortgage Association          60,000      $  5,082,600
-----------------------------------------------------------------------
                                                           $  5,082,600
-----------------------------------------------------------------------
Financial Services -- 4.3%
-----------------------------------------------------------------------
Citigroup, Inc.                                60,000      $  3,170,400
H&R Block, Inc.                                30,000         1,936,500
J.P. Morgan Chase & Co.                       115,000         5,129,000
-----------------------------------------------------------------------
                                                           $ 10,235,900
-----------------------------------------------------------------------
Food - Retail -- 2.2%
-----------------------------------------------------------------------
Ruddick Corp.                                 160,000      $  2,691,200
Safeway, Inc.(1)                               50,000         2,400,000
-----------------------------------------------------------------------
                                                           $  5,091,200
-----------------------------------------------------------------------
Foods -- 3.3%
-----------------------------------------------------------------------
Dean Foods Co.                                 75,000      $  3,015,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Foods (continued)
-----------------------------------------------------------------------
Flowers Foods, Inc.(1)                         60,000      $  1,878,000
Sara Lee Corp.                                150,000         2,841,000
-----------------------------------------------------------------------
                                                           $  7,734,000
-----------------------------------------------------------------------
Health Care Services -- 2.0%
-----------------------------------------------------------------------
Healthcare Company (The)                       65,000      $  2,937,350
Wellpoint Health Networks, Inc.(1)             20,000         1,884,800
-----------------------------------------------------------------------
                                                           $  4,822,150
-----------------------------------------------------------------------
Insurance -- 6.2%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.        70,000      $  4,788,000
MetLife, Inc.                                 150,000         4,647,000
XL Capital Ltd.                                65,000         5,323,500
-----------------------------------------------------------------------
                                                           $ 14,758,500
-----------------------------------------------------------------------
Investment Services -- 3.9%
-----------------------------------------------------------------------
Franklin Resources, Inc.                       65,000      $  2,975,050
Merrill Lynch & Co., Inc.                      75,000         4,443,000
W.P. Stewart & Co., Ltd.                       70,000         1,715,000
-----------------------------------------------------------------------
                                                           $  9,133,050
-----------------------------------------------------------------------
Medical Products -- 4.5%
-----------------------------------------------------------------------
Abbott Laboratories                            90,000      $  4,320,900
Bard (C.R.), Inc.                              75,000         4,271,250
Johnson & Johnson Co.                          40,000         2,000,000
-----------------------------------------------------------------------
                                                           $ 10,592,150
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   115,000      $  4,633,350
-----------------------------------------------------------------------
                                                           $  4,633,350
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.5%
-----------------------------------------------------------------------
Halliburton Co.                               100,000      $  3,569,000
Varco International, Inc.(1)                  120,000         2,233,200
-----------------------------------------------------------------------
                                                           $  5,802,200
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.7%
-----------------------------------------------------------------------
Apache Corp.                                   95,000      $  4,821,250
Devon Energy Corp.                             95,000         4,959,950

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------
Nexen, Inc.                                    50,000      $  1,258,000
-----------------------------------------------------------------------
                                                           $ 11,039,200
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 3.4%
-----------------------------------------------------------------------
BP Amoco PLC, ADR                              75,000      $  3,732,000
Conoco, Inc., Class A                         150,000         4,230,000
-----------------------------------------------------------------------
                                                           $  7,962,000
-----------------------------------------------------------------------
Paper and Forest Products -- 2.2%
-----------------------------------------------------------------------
Weyerhaeuser Co.                               95,000      $  5,222,150
-----------------------------------------------------------------------
                                                           $  5,222,150
-----------------------------------------------------------------------
Publishing -- 2.2%
-----------------------------------------------------------------------
Gannett Co., Inc.                              30,000      $  1,971,300
McGraw-Hill Cos., Inc. (The)                   50,000         3,302,000
-----------------------------------------------------------------------
                                                           $  5,273,300
-----------------------------------------------------------------------
REITS -- 2.9%
-----------------------------------------------------------------------
Cabot Industrial Trust                         55,000      $  1,152,800
Chateau Communities, Inc.                      27,500           869,000
Plum Creek Timber Co., Inc.                    75,000         2,107,500
Public Storage, Inc.                           90,000         2,685,600
-----------------------------------------------------------------------
                                                           $  6,814,900
-----------------------------------------------------------------------
Retail - Speciality -- 3.0%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                  100,000      $  1,476,000
Lowe's Companies, Inc.                         75,000         5,501,250
-----------------------------------------------------------------------
                                                           $  6,977,250
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.0%
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(1)                 75,000      $  2,055,750
TJX Companies, Inc.                           160,000         5,110,400
-----------------------------------------------------------------------
                                                           $  7,166,150
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.5%
-----------------------------------------------------------------------
Teradyne, Inc.(1)                              35,000      $  1,242,850
-----------------------------------------------------------------------
                                                           $  1,242,850
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
CNF Transportation, Inc.                       50,000      $  1,428,000
Union Pacific Corp.                            20,000         1,098,000
-----------------------------------------------------------------------
                                                           $  2,526,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $188,141,178)                          $229,906,350
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.14%, 7/2/01       $  8,969      $  8,966,937
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $8,966,937)                         $  8,966,937
-----------------------------------------------------------------------
Total Investments -- 101.1%
   (identified cost $197,108,115)                          $238,873,287
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.1)%                   $ (2,621,769)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $236,251,518
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $197,108,115)                          $238,873,287
Cash                                             3,528
Receivable for investments sold              3,008,790
Interest and dividends receivable              274,607
Prepaid expenses                                 1,062
------------------------------------------------------
TOTAL ASSETS                              $242,161,274
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,872,370
Payable to affiliate for Trustees' fees          3,556
Accrued expenses                                33,830
------------------------------------------------------
TOTAL LIABILITIES                         $  5,909,756
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $236,251,518
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $194,486,346
Net unrealized appreciation (computed on
   the basis of identified cost)            41,765,172
------------------------------------------------------
TOTAL                                     $236,251,518
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $5,250)  $1,678,078
Interest                                     145,420
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,823,498
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  652,896
Trustees' fees and expenses                    6,740
Custodian fee                                 53,050
Legal and accounting services                 12,384
Miscellaneous                                  3,187
----------------------------------------------------
TOTAL EXPENSES                            $  728,257
----------------------------------------------------

NET INVESTMENT INCOME                     $1,095,241
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $2,974,054
----------------------------------------------------
NET REALIZED GAIN                         $2,974,054
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,689,669
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $1,689,669
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $4,663,723
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $5,758,964
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,095,241  $       2,042,151
   Net realized gain                             2,974,054         10,832,229
   Net change in unrealized
      appreciation (depreciation)                1,689,669         10,755,923
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      5,758,964  $      23,630,303
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     55,569,448  $      25,772,196
   Withdrawals                                 (15,522,327)       (36,004,512)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     40,047,121  $     (10,232,316)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     45,806,085  $      13,397,987
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    190,445,433  $     177,047,446
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    236,251,518  $     190,445,433
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(1)        0.73%        0.71%        0.72%        0.73%        0.73%
   Net investment income                  1.06%(1)        1.23%        0.99%        0.95%        1.37%        1.96%
Portfolio Turnover                          22%            163%         126%          95%          93%         114%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $236,252        $190,445     $177,047     $171,117     $143,348     $122,963
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $439 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the

GROWTH & INCOME PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% of average daily net assets. For the six months ended June 30, 2001, the fee amounted to $652,896. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $82,927,087 and $44,949,557, respectively, for the six months ended June 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $197,108,115
    ------------------------------------------------------
    Gross unrealized appreciation             $ 42,998,572
    Gross unrealized depreciation               (1,233,400)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 41,765,172
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

EATON VANCE GROWTH & INCOME FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant